Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000234047 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Long Credit Bond Index Fund
Class Name	iShares U.S. Long Credit Bond Index Fund
Trading Symbol	BLCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Long Credit Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Credit Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 18.83%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Long Credit Bond Index returned 18.80%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Corporate bonds gained an added benefit from the backdrop of positive economic growth, steady earnings results, and investors’ hearty appetite for higher-yielding assets. In this environment, corporates comfortably outpaced government issues of similar maturities. Long-term corporate issues performed particularly well, as their above-average interest rate sensitivity was a positive attribute at a time of falling rates.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Long Credit Bond Index Fund	18.83%	1.77%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Long Credit Bond Index	18.80	1.76

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,499,682,304
Holdings Count | Holding	3,219
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,499,682,304
Number of Portfolio Holdings	3,219
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.5%
Foreign Agency Obligations	5.3%
Municipal Bonds	4.2%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.

C000234048 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Intermediate Credit Bond Index Fund
Class Name	iShares U.S. Intermediate Credit Bond Index Fund
Trading Symbol	BICBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Intermediate Credit Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Credit Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[3]
Expense Ratio, Percent	0.00%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 10.62%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Intermediate Credit Bond Index returned 10.50%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Corporate bonds gained an added benefit from the backdrop of positive economic growth, steady earnings results, and investors’ hearty appetite for higher-yielding assets. In this environment, corporates comfortably outpaced government issues of similar maturities.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Intermediate Credit Bond Index Fund	10.62%	3.73%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Intermediate Credit Bond Index	10.50	3.66

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,384,082,011
Holdings Count | Holding	5,223
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,384,082,011
Number of Portfolio Holdings	5,223
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.5%
Foreign Agency Obligations	9.0%
Municipal Bonds	0.5%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.

C000234049 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Long Government Bond Index Fund
Class Name	iShares U.S. Long Government Bond Index Fund
Trading Symbol	BLGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Long Government Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Government Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[5]
Expense Ratio, Percent	0.00%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 15.01%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Long Government Bond Index returned 15.10%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Long-term government bonds generated strong absolute returns and outperformed both intermediate- and short-term issues. The yield on the 10-year note fell from 4.88% to 4.28% over the course of the period, while the 30-year yield declined from 5.04% to 4.47%.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Long Government Bond Index Fund	15.01%	(5.26)%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Long Government Bond Index	15.10	(5.38)

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,958,671,287
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,958,671,287
Number of Portfolio Holdings	94
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	99.2%
U.S. Government Sponsored Agency Securities	0.8%
(a)	Excludes short-term securities.

C000234050 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Intermediate Government Bond Index Fund
Class Name	iShares U.S. Intermediate Government Bond Index Fund
Trading Symbol	BIGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Intermediate Government Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Government Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 6.92%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Intermediate Government Bond Index returned 6.92%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Intermediate-term government bonds registered strong absolute returns and outperformed shorter-term issues. However, the category was unable to keep pace with the even larger gains for longer-term debt. The yield on the five-year note fell from 4.82% to 4.15% over the course of the period, while the 10-year yield declined from 4.88% to 4.28%. The yield on the two-year issue also declined, falling from 5.07% to 4.16%.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Intermediate Government Bond Index Fund	6.92%	1.64%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Intermediate Government Bond Index	6.92	1.59

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,124,227,688
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,124,227,688
Number of Portfolio Holdings	206
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	98.0%
U.S. Government Sponsored Agency Securities	1.9%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.

C000234051 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Securitized Bond Index Fund
Class Name	iShares U.S. Securitized Bond Index Fund
Trading Symbol	BISBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Securitized Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Securitized Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[9]
Expense Ratio, Percent	0.00%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 11.25%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index returned 11.33%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities all produced positive returns. All three categories were well supported by the backdrop of falling rates, favorable credit conditions, and investors’ appetite for yield.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period. The Fund’s cash position had no material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 20, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Securitized Bond Index Fund	11.25%	0.86%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index	11.33	0.84

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,122,689,293
Holdings Count | Holding	1,648
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	252.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,122,689,293
Number of Portfolio Holdings	1,648
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	252%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	95.5%
Non-Agency Mortgage-Backed Securities	2.7%
Asset-Backed Securities	1.7%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.

[1]	Rounds to less than $1.
[2]	Rounds to less than 0.01%.
[3]	Rounds to less than $1.
[4]	Rounds to less than 0.01%.
[5]	Rounds to less than $1.
[6]	Rounds to less than 0.01%.
[7]	Rounds to less than $1.
[8]	Rounds to less than 0.01%.
[9]	Rounds to less than $1.
[10]	Rounds to less than 0.01%.